Schedule of Share Options Activity (Details)		12 Months Ended
	Mar. 03, 2025 shares	Dec. 31, 2025 shares ₪ / shares	Dec. 31, 2024 shares ₪ / shares	Dec. 31, 2023 shares ₪ / shares
Notes and other explanatory information [abstract]
Number of options, share options at beginning of year | shares		2,783,512	3,019,831	3,402,113
Weighted average exercise price, share options at beginning of year | ₪ / shares		₪ 11.28	₪ 11.59	₪ 11.44
Number of options, share options which were granted during the year | shares	7,349,896	461,911	143,557
Weighted average exercise price, share options which were granted during the year | ₪ / shares		₪ 5.35	₪ 8.96
Number of options, share options which were forfeited during the year | shares		13,198	54,040	278,491
Weighted average exercise price, share options which were forfeited during the year | ₪ / shares		₪ 9.23	₪ 17.71	₪ 15.24
Number of options, share options which expired during the year | shares		1,199,599	325,836	103,791
Weighted average exercise price, share options which expired during the year | ₪ / shares		₪ 13.08	₪ 72.88	₪ 6.87
Number of options, share options at end of year | shares		2,032,626	2,783,512	3,019,831
Weighted average exercise price, share options at end of year | ₪ / shares		₪ 10.95	₪ 11.28	₪ 11.59
Number of options, exercisable share options at year end | shares		1,644,170	2,413,662	2,386,907
Weighted average exercise price, exercisable share options at year end | ₪ / shares		₪ 12.13	₪ 9.97	₪ 9.14